UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2002

Check here if Amendment [ ];  Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Witmer Asset Management
Address: 237 Park Ave. Suite 800
         New York City, NY 10017

Form 13F File Number:  28-10015

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:

Name:  Charles H. Witmer
Title: General Partner
Phone: 212-692-3667

Signature, Place, and Date of Signing:

/s/ Charles H. Witmer          New York City, NY            January 27, 2003
---------------------          -----------------            ----------------
    [Signature]                  [City, State]                   [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT.     (Check here if all holdings of this reporting
                             manager are reported in this report.)

[ ] 13F NOTICE.              (Check here if no holdings reported are in this
                             report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                             FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      14

Form 13F Information Table Value Total:      $167,723,000

List of Other Included Managers:             none

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                           FORM 13F INFORMATION TABLE

                                                                                     IN-
                                                                                     VEST-
                                                                                     MENT
                                                          MARKET                     DIS-
                                    TITLE OF   CUSIP      VALUE    SHARES OR   PUT/  CRE-                VOTING AUTHORITY
 NAME OF ISSUER                      CLASS     NUMBER    (x$1000)   PRN AMT    CALL  TION   MANAGER    SOLE    SHARED  NONE
 --------------                      -----     ------    --------   -------    ----  ----   -------    ----    ------  ----
Advanced Medical Optics Inc.          COM     00763M108    8,629     720,900         SOLE     WAM             720,900
Berkshire Hathaway Inc-Del            Cl A    084670108   14,987         206         SOLE     WAM                 206
Comcast Corp-Special                  Cl A    200300200   14,758     653,300         SOLE     WAM             653,300
Enpro Industries Inc.                 COM     29355X107    3,042     760,500         SOLE     WAM             760,500
Gemstar TV Guide Intl Inc.            COM     36866W106      325     100,000         SOLE     WAM             100,000
Imagistics Int'l. Inc.                COM     45247T104   18,282     914,100         SOLE     WAM             914,100
Information Resources Inc.            COM     456905108      410     256,400         SOLE     WAM             256,400
Interactive Data Corp.                COM     45840J107   21,922   1,594,315         SOLE     WAM           1,594,315
Investment Technology Group           COM     46145F105   11,667     521,800         SOLE     WAM             521,800
Joy Global Inc.                       COM     481165108   21,109   1,874,709         SOLE     WAM           1,874,709
Media General Inc                     Cl A    584404107   19,879     331,600         SOLE     WAM             331,600
Proquest Company                      COM     74346P102    8,022     409,300         SOLE     WAM             409,300
Sabre Holdings Corp.                  Cl A    785905100    6,250     345,100         SOLE     WAM             345,100
Stage Stores Inc.                     COM     85254C305   18,441     876,460         SOLE     WAM             876,460
                                                         -------
Total                                                    167,723
                                                         =======